MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2015
Transfers And Servicing [Abstract]
Schedule of summary of activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances
	Year Ended
	December 31,
	2015	2014
Balance, beginning	$961,823	$918,247
Mortgage servicing rights capitalized	230,826	150,546
Mortgage servicing rights amortized	(144,607)	(106,970)
Decrease in provision for loss in fair value	61,678	-

Balance, ending	$1,109,720	$961,823

Valuation allowances:

Balance, beginning	$178,896	$178,896
Decrease	(61,678)	-

Balance, ending	$117,218	$178,896

Schedule of estimated future amortization expense on mortgage servicing rights
Year Ending December 31,	Amount
2016	$138,384
2017	133,145
2018	111,111
2019	67,291
2020	43,786
Thereafter	616,003

$1,109,720